Other Financial Liabilities - Series D detachable warrants (Details) - $ / shares	1 Months Ended		12 Months Ended
	Sep. 30, 2017	Jun. 30, 2016	Dec. 31, 2019	Jan. 22, 2020
Detailed Information Regarding Warrants [Line Items]
Term of warrants			7 years
Period after issuance in which warrants become exercisable	6 months
Number of warrants outstanding (in shares)			6,750,000
Right to receive cash, unaffiliated unitholders ($ per share)				$ 1.55
Warrants, $4.55
Detailed Information Regarding Warrants [Line Items]
Number of warrants issued (in shares)		4,500,000
Warrants, exercise price (USD per share)		$ 4.55
Warrants, $6.05
Detailed Information Regarding Warrants [Line Items]
Number of warrants issued (in shares)		2,250,000
Warrants, exercise price (USD per share)	$ 4.55	$ 6.05